Note 23 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
23.	Impact of recently issued accounting standards

Recently adopted accounting guidance

Revenue from contracts with customers
Beginning in
May 2014,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No.
2014
-
09,
Revenue from Contracts with Customers
, as well as several related ASUs (collectively, the “Revenue Guidance”). The Revenue Guidance clarifies the principles for recognizing revenue and develops a common revenue standard for GAAP and International Financial Reporting Standards. The Revenue Guidance, codified as Accounting Standards Codification Topic
No.
606
(“ASC
606”
) has been adopted retrospectively effective
January 1, 2018
and accordingly, comparative information has been restated. The primary changes are described below.

(a) Accounting for lease brokerage revenues
Under previous GAAP, lease brokerage revenues were deferred until the related contingency (e.g. tenant occupancy) was resolved. Under ASC
606,
in certain cases revenue is recognized earlier since the Company’s performance obligation will typically be satisfied upon lease execution.

(b) Accounting for reimbursable expenses related to the Company’s property management activities
Under previous GAAP, reimbursable expenses contemplated both performance and payment risk when evaluating whether a principal or agent relationship existed between the Company and its customers. Under ASC
606,
principal versus agent indicators were revised with a focus on control over the services provided by third
-party service providers. As a result, the revenues related to the Company’s property management activities for the year ended
December 31, 2017
increased by
$146,269
and the related cost of revenues increased by
$146,269
with
no
net impact on earnings.

(c) Presentation of contract balances
The Company has revised the presentation of certain amounts in the balance sheet to reflect the adoption of ASC
606,
with increases to contract balances and decreases to unbilled revenues and unearned revenues associated with the change in lease brokerage revenue recognition.

Adoption of the standard using the full retrospective method resulted in a restatement of certain previously reported results. These include the recognition of additional revenue and an increase in income tax expense, along with increasing contract balances and accrued expenses. The Company’s previously reported results for the year ended
December 31, 2017
were impacted as follows:

(in thousands of US dollars, except per share amounts)
	Year ended December 31, 2017
	As previously reported	Lease brokerage revenue adjustment	Principal versus agent adjustment	Restated
Statement of earnings

Revenues	$2,275,362	$13,569	$146,269	$2,435,200
Cost of revenues	1,427,281	12,315	146,269	1,585,865
Selling, general and administrative expenses	613,335	705	-	614,040
Income tax	63,300	(1,393)	-	61,907
Non-controlling interest share of earnings	20,236	83	-	20,319
Non-controlling interest redemption increment	22,583	(190)	-	22,393
Net earnings attributable to Company	49,313	2,049	-	51,362
Diluted net earnings per common share	1.25	0.05	-	1.31

(in thousands of US dollars)	As at December 31, 2017
	As previously reported	Lease brokerage revenue adjustment	Principal versus agent adjustment	Restated
Balance sheet

Accounts receivable, net of allowance	$383,385	$(843)	$-	$382,542
Contract assets, current	-	104,737	-	104,737
Unbilled revenues	41,370	(41,370)	-	-
Contract assets, non-current	-	7,104	-	7,104
Deferred income tax asset, net	52,394	(3,993)	-	48,401
Accounts payable and accrued expenses	252,904	(25,817)	-	227,087
Accrued compensation	365,709	53,926	-	419,635
Contract liabilities	-	35,423	-	35,423
Unearned revenues	11,919	(11,919)	-	-
Deferred income tax liability, net	18,579	465	-	19,044
Deficit	(128,411)	12,922	-	(115,489)
Accumulated other comprehensive loss	(43,354)	197	-	(43,157)
Non-controlling interests	4,019	438	-	4,457

Recently issued accounting guidance,
not
yet adopted

The FASB has issued
two
ASUs related to leases. In
February 2016,
the FASB issued ASU
No.
2016
-
02,
Leases
. This ASU affects all aspects of lease accounting and has a significant impact to lessees as it requires the recognition of a right-of use asset and a lease liability for virtually all leases including operating leases. In addition to balance sheet recognition, additional quantitative and qualitative disclosures will be required. The Company has catalogued and abstracted key terms of its leases and is using a software solution to assist with the additional accounting and disclosures required. The Company’s assets and liabilities will be materially impacted by the recognition of a right-of-use asset and lease liability. Related balance sheet ratios will also be impacted; however, covenant ratio calculations under the Company’s Revolving Credit Facility will not
be impacted, as they will continue to be based on the accounting standards in place as of
December 31, 2017.
In
July 2018,
the FASB issued ASU
No.
2018
-
11,
Codification Improvements to Topic
842,
Leases
. This ASU affects narrow aspects of the guidance issued in ASU
2016
-
02
providing an additional (and optional) alternative transition method to adopt the new leases standard. Under this transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. While the Company is continuing to evaluate the full magnitude of the ASU adoptions on its consolidated financial statements for existing lease contracts, it has elected certain practical expedients allowed by the ASU, including the expedient to forego separating lease and non-lease components in lessee contracts, which will increase the magnitude of the asset and liability to be reported. The Company will adopt this ASU effective
January 1, 2019,
with the expectation of electing the new optional transition method offered under ASU
2018
-
11.

In
June 2016,
the FASB issued ASU
No.
2016
-
13,
Financial Instruments – Credit Losses
. This ASU creates a new framework to evaluate financial instruments, such as trade receivables, for expected credit losses. This new framework replaces the existing incurred loss approach and is expected to result in more timely recognition of credit losses. The standard is effective for annual and interim periods beginning after
December 15, 2019
and early adoption is
not
permitted until years beginning after
December 15, 2018.
The Company is currently assessing the impact of this ASU on its financial statements.

In
January 2017,
the FASB issued ASU
No.
2017
-
04,
Intangibles – Goodwill and Other: Simplifying the Accounting for Goodwill Impairment
to remove Step
2
of the goodwill impairment test, which requires a hypothetical purchase price allocation. Under this guidance, a goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not
to exceed the carrying amount of goodwill. The standard is effective for annual and interim periods beginning after
December 15, 2019,
with early adoption permitted. The Company is currently assessing the impact of this ASU on its financial statements.

In
August 2017,
the FASB issued ASU
No.
2017
-
12,
Derivatives and Hedging (Topic
815
): Targeted Improvements to Accounting for Hedging Activities,
which increases the scope of hedge accounting for both financial and nonfinancial strategies. The standard is effective for annual and interim periods beginning after
December 15, 2018,
with early adoption permitted. The Company is currently assessing the impact of this ASU on its financial statements and does not
anticipate a material impact as the Company’s interest rate swaps are currently accounted for as cash flow hedges, are deemed to be effective as hedges and are already reported in other comprehensive income.

In
February 2018,
the FASB issued ASU
2018
-
02,
Income Statement – Reporting Comprehensive Income (Topic
220
): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
. This ASU provides an option to reclassify stranded tax effects within accumulated other comprehensive income to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in (or portion thereof) is recorded. The standard is effective for annual and interim periods beginning after
December 15, 2019,
with early adoption permitted. The Company is currently assessing the impact of this ASU on its financial statements.

In
August
2018,
 the FASB issued ASU
2018
-
15,

Intangibles – Goodwill and Other – Internal-Use software (Subtopic
350
-
40
).
This ASU aligns the capitalizing of implementation costs incurred in relation to a hosting arrangement with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. It also requires that these capitalized costs are to be expensed over the term of the hosting arrangement and to the same line as the hosting arrangement. The standard is effective for annual and interim periods beginning after
December 15, 2019,
with early adoption permitted and should be applied either retrospectively or prospectively after the date of adoption. The Company is currently assessing the impact of this ASU on its financial statements.